Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$145	$177,435
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	95	99,172
4.20%, 06/01/30 (Call 03/01/30)(a)	150	177,273
		453,880
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	45	45,858
5.15%, 05/01/30 (Call 02/01/30)	650	771,485
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	180	209,459
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	30	30,978
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	172	208,951
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)(a)	190	197,535
		1,464,266
Agriculture — 1.3%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	180	197,530
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	107	120,811
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	180	213,144
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	135	134,113
2.10%, 05/01/30 (Call 02/01/30)	152	155,368
		820,966
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	95	96,377

Apparel — 1.0%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	281	311,766
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	165	176,885
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	120	131,177
		619,828
Auto Manufacturers — 1.1%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	155	152,339
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	190	209,344
Toyota Motor Credit Corp.
2.15%, 02/13/30	90	94,796
3.38%, 04/01/30	202	231,831
		688,310
Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	50	54,166
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	117	123,209
		177,375
Banks — 6.9%
Banco Santander SA
2.75%, 12/03/30	65	65,640
3.49%, 05/28/30	255	282,183
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	50	58,126
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	45	47,371
3.25%, 04/30/30 (Call 01/30/30)	170	188,896
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	65	68,887
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	72	87,152
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	272	287,822
3.80%, 03/15/30 (Call 12/15/29)(a)	395	456,020
Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC, 4.95%, 03/31/30	$430	$529,532
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	120	127,969
JPMorgan Chase & Co., 8.75%, 09/01/30	40	59,496
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30.	115	117,122
2.56%, 02/25/30.	265	280,815
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	130	133,153
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	295	315,957
State Street Corp., 2.40%, 01/24/30(a)	124	133,692
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30.	225	230,247
2.14%, 09/23/30.	100	99,153
2.75%, 01/15/30.	197	211,688
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	61	67,605
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	175	180,523
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)(a)	165	168,864
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30).	125	122,375
Westpac Banking Corp., 2.65%, 01/16/30	116	127,668
		4,447,956
Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)(a)	330	376,398
Coca-Cola Co. (The)
1.65%, 06/01/30.	252	252,529
3.45%, 03/25/30.	50	57,496
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	72	76,836
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	122	131,195
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	132	135,246
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	120	133,531
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	115	115,253
2.75%, 03/19/30 (Call 12/19/29)	180	196,627
		1,475,111
Biotechnology — 1.6%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	212	223,711
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	215	221,168
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	195	192,217
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	255	248,258
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)(b)	125	126,269
		1,011,623
Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	305	322,559
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	25	24,938
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	45	47,735
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)(a)	70	70,656
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	65	74,002
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	165	187,314
		727,204
Chemicals — 1.8%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	110	114,561
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)	160	161,259
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	140	175,944

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	$65	$67,845
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	52	50,056
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	170	172,057
3.38%, 05/01/30 (Call 02/01/30)	35	38,759
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	125	136,556
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	70	74,811
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	130	134,681
Westlake Chemical Corp., 3.38%, 06/15/30 (Call 03/15/30)	50	54,740
		1,181,269
Commercial Services — 1.8%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	90	87,164
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	100	106,801
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	13	13,534
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	155	169,480
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	170	182,150
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	115	120,768
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	145	154,845
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	177	192,741
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	145	140,604
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	18	18,107
		1,186,194
Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	135	139,221
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	86	84,092
1.65%, 05/11/30 (Call 02/11/30)	192	194,315
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(b)	150	191,718
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	170	184,855
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	222	225,652
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(b)	145	170,922
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	65	69,236
		1,260,011
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	100	108,263
Procter & Gamble Co. (The)
1.20%, 10/29/30	45	44,109
3.00%, 03/25/30	177	200,277
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	35	34,637
		387,286
Diversified Financial Services — 4.2%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	70	75,738
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	105	107,077
3.13%, 12/01/30 (Call 09/01/30)	130	132,889
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	150	177,892
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	40	39,767
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	72	89,012
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	127	124,560
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(b)	385	446,550
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	220	224,105
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30	215	248,665
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	281	322,936

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
2.68%, 07/16/30	$290	$302,882
3.10%, 01/16/3	115	123,992
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	80	97,162
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	11,367
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	205	214,494
		2,739,088
Electric — 7.2%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	137	141,721
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	30	29,632
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	75	74,488
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	62	63,812
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)(b)	191	221,762
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	60	62,767
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	110	119,187
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	80	84,526
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	137	154,157
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	217	242,337
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	185	195,641
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	5	5,427
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	47	50,048
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	217	226,650
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	47	47,391
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	35	36,224
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	90	96,412
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	36	35,697
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	62	65,219
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	122	119,897
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	205	240,008
Interstate Power and Light Co., 2.30%, 06/01/30 (Call 03/01/30).	102	106,978
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(b).	50	57,232
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	20	21,373
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30).	30	31,830
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)(a)	267	276,380
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	27	32,337
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	52	56,332
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	85	96,548
3.30%, 03/15/30 (Call 09/15/29)	25	28,335
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	65	71,990
Pacific Gas & Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	358	408,593
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	72	78,186
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	115	135,761
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	15	16,118
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	142	137,900
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	95	107,934
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	110	109,481

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	$123	$126,177
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	210	239,402
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	32	31,524
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	67	74,007
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	52	51,523
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	67	75,626
		4,684,570
Electrical Components & Equipment — 0.3%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	90	89,441
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	100	103,171
		192,612
Electronics — 1.4%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	85	87,424
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	155	168,065
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	155	183,419
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)(a)	105	109,869
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	155	160,523
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	110	120,914
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	105	105,694
		935,908
Environmental Control — 0.3%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	135	140,504
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	35	37,130
		177,634
Food — 2.5%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)	140	145,520
Conagra Brands Inc., 8.25%, 09/15/30	55	82,524
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	140	152,398
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	65	65,798
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	70	70,885
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	118	127,587
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	125	130,454
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)(a)	82	84,937
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	90	93,176
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	95	100,590
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	177	191,176
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	15	15,427
5.95%, 04/01/30 (Call 01/01/30)	285	368,083
		1,628,555
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	120	135,599

Gas — 0.8%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	62	61,652
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	187	212,804
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	22	22,753
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	119	127,019
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)(a)	117	122,174
		546,402
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	75	78,977

Health Care - Products — 2.0%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	105	104,289
Baxter International Inc., 3.95%, 04/01/30 (Call 01/10/30)(a)(b)	72	84,435
Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	$225	$238,221
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	125	137,274
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	165	165,426
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	177	179,269
Thermo Fisher Scientific Inc., 4.50%, 03/25/30 (Call 12/25/29)	147	180,107
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)	185	207,296
		1,296,317
Health Care - Services — 2.0%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	5	5,148
Anthem Inc., 2.25%, 05/15/30 (Call 02/15/30)	200	206,086
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	85	89,266
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	45	50,305
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	110	116,930
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	121	150,136
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	100	109,660
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	57	64,632
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	85	87,911
UnitedHealth Group Inc., 2.00%, 05/15/30	241	249,042
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	160	162,165
		1,291,281
Home Builders — 0.2%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	140	151,395

Household Products & Wares — 0.5%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	105	110,937
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	65	65,790
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	155	174,905
		351,632
Insurance — 4.8%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	227	261,136
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	35	39,499
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)(a)	87	85,627
American Financial Group Inc., 5.25%, 04/02/30 (Call 01/02/30)	50	62,080
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	320	357,501
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	170	183,110
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	25	27,829
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	50	62,196
AXA SA, 8.60%, 12/15/30	85	132,353
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	90	89,630
1.85%, 03/12/30 (Call 12/12/29)(a)	123	127,043
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	105	128,830
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	55	56,027
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	180	200,799
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	100	109,170
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	75	85,390
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	70	70,426
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	35	36,432
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30).	10	10,104
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29).	40	43,766
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	70	78,748
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)	148	153,754

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	$177	$217,174
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	102	104,354
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	80	90,878
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)	35	36,641
Prudential PLC, 3.13%, 04/14/30	95	105,820
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	155	168,121
		3,124,438
Internet — 2.1%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)	212	204,907
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	192	191,633
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30).	130	142,054
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	245	297,511
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	100	106,061
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	85	86,986
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29).	120	130,046
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	100	97,925
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	120	123,941
		1,381,064
Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30).	67	72,299
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	75	75,595
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	119	132,383
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	200	218,992
		499,269
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	87	105,062
Marriott International Inc./MD, 4.63%, 06/15/30 (Call 03/15/30)	195	223,026
		328,088
Machinery — 1.2%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)(a)	137	148,522
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	145	163,131
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	95	100,975
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	110	119,232
John Deere Capital Corp., 2.45%, 01/09/30	15	16,219
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	245	259,132
		807,211
Manufacturing — 1.1%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	110	123,238
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	165	174,166
General Electric Co., 3.63%, 05/01/30 (Call 02/01/30)(a)	285	315,948
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	80	84,706
		698,058
Media — 2.4%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	207	221,817
3.40%, 04/01/30 (Call 01/01/30)	257	291,345
4.25%, 10/15/30 (Call 07/15/30)	282	340,718
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	220	247,529
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)(a)	145	163,227
ViacomCBS Inc., 7.88%, 07/30/30	20	29,472
Walt Disney Co. (The), 3.80%, 03/22/30	239	279,711
		1,573,819
Mining — 0.3%
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	100	102,849
Security	Par (000)	Value

Mining (continued)
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	$60	$66,410
		169,259
Oil & Gas — 3.8%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	115	113,411
3.63%, 04/06/30 (Call 01/06/30)	242	274,972
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)	125	130,201
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	162	169,505
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	150	178,841
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	282	301,452
3.48%, 03/19/30 (Call 12/19/29)	292	331,245
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)	82	86,216
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	170	167,788
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)(a)	200	194,838
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	222	240,013
Tosco Corp., 8.13%, 02/15/30	30	44,383
Total Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)(a)	203	220,763
WPX Energy Inc., 4.50%, 01/15/30 (Call 01/15/25)	5	5,325

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	50	59,390
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	120	124,013
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	160	167,229
		350,632
Packaging & Containers — 0.3%
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	55	58,358
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	40	43,493
WestRock MWV LLC, 8.20%, 01/15/30(a)	55	78,058
		179,909
Pharmaceuticals — 4.8%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	95	102,113
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	162	156,701
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	160	172,760
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)(a)	205	201,589
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29).	270	281,561
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	140	137,953
3.75%, 04/01/30 (Call 01/01/30)	370	424,423
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)(a)	127	125,446
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	140	138,471
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	225	238,801
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)	165	174,435
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	100	101,243
2.63%, 04/01/30 (Call 01/01/30)	210	228,577
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	285	287,813
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(b)	210	220,634
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	130	132,241
		3,124,761
Pipelines — 3.1%
Energy Transfer Operating LP, 3.75%, 05/15/30 (Call 02/15/30)	250	263,005

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)(a)	$205	$219,760
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	70	77,269
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	185	189,190
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	121	125,609
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)(a)	95	100,301
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(b)	325	378,680
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)(a)	240	278,215
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	140	153,968
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)(a)	195	215,241
		2,001,238
Real Estate Investment Trusts — 7.3%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	50	52,896
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	105	128,564
4.90%, 12/15/30 (Call 09/15/30)	100	125,215
American Campus Communities Operating Partnership LP,
2.85%, 02/01/30 (Call 11/01/29)	55	57,438
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	27	26,668
2.10%, 06/15/30 (Call 03/15/30)	97	97,440
2.90%, 01/15/30 (Call 10/15/29)	290	309,749
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	137	143,453
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	171	181,325
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	145	164,186
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	70	76,075
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	160	175,842
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	80	86,012
CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/01/30 (Call 08/01/30)	110	105,680
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	82	81,861
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	230	229,662
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29).	77	81,755
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29).	115	125,114
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)	100	111,024
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/17/29)	141	153,287
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	11	11,869
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29).	105	114,064
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	80	84,070
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	55	56,893
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	35	36,900
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	85	89,154
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	45	47,400
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30).	80	82,224
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	130	131,196
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	55	59,019
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	50	51,592
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	25	25,350
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	$95	$92,077
2.25%, 04/15/30 (Call 01/15/30)	162	170,158
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	115	129,423
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	57	62,417
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	110	108,803
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)(a)	181	188,035
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	25	27,078
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)(a)	90	91,468
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	42	46,161
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	115	122,529
4.75%, 11/15/30 (Call 08/15/30)	40	48,065
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29).	100	108,054
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	180	209,497
		4,706,742
Retail — 4.4%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	60	68,526
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	35	42,109
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30).	90	105,000
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	100	99,087
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30).	230	231,532
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	172	194,979
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	135	132,648
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	316	344,968
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	190	187,422
4.50%, 04/15/30 (Call 01/15/30)	190	231,522
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	70	72,255
3.60%, 07/01/30 (Call 04/01/30)	195	224,018
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	120	142,269
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	62	64,376
2.55%, 11/15/30 (Call 08/15/30)	220	232,782
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	55	58,890
2.65%, 09/15/30 (Call 06/15/30)	70	76,842
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30).	43	50,520
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	102	100,915
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	65	70,858
Walmart Inc., 7.55%, 02/15/30	80	120,582
		2,852,100
Semiconductors — 3.5%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	120	121,404
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	460	520,877
5.00%, 04/15/30 (Call 01/15/30)	260	309,179
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	257	304,625
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)(a)	130	132,939
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	155	186,913
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	200	220,074
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(b)	95	106,088
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	167	173,805
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	120	121,804

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	$60	$62,148
		2,259,856
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., Series WI, 4.20%, 05/01/30 (Call 02/01/30)	100	116,964

Software — 2.6%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30).	64	61,524
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	176	186,060
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	117	126,806
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	180	193,898
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	172	182,437
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	60	60,435
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	307	337,252
3.25%, 05/15/30 (Call 02/15/30)	75	84,418
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	245	234,436
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)(a)	158	186,868
		1,654,134
Telecommunications — 7.1%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	187	200,896
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	505	592,466
British Telecommunications PLC, 9.63%, 12/15/30	330	534,923
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	490	763,386
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	55	53,472
Koninklijke KPN NV, 8.38%, 10/01/30(a)	100	143,941
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	175	175,521
Telefonica Europe BV, 8.25%, 09/15/30	225	339,887
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)(b)	867	979,753
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	89	86,067
1.68%, 10/30/30 (Call 07/30/30)(b)	142	139,059
3.15%, 03/22/30 (Call 12/22/29)	252	277,208
7.75%, 12/01/30(a)	75	112,964
Vodafone Group PLC, 7.88%, 02/15/30	135	198,419
		4,597,962
Textiles — 0.1%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	35	39,065

Transportation — 1.0%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	105	108,335
Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	$114	$121,091
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)(a)	165	196,693
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	140	148,558
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	49	60,169
		634,846
Trucking & Leasing — 0.2%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	120	140,441

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	52	56,708
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	70	74,756
		131,464
Total Corporate Bonds & Notes — 99.0%
(Cost: $64,030,362)	.	64,037,899

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	6,726	6,730,014
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	150	150,000
		6,880,014
Total Short-Term Investments — 10.7%
(Cost: $6,880,014)		6,880,014

Total Investments in Securities — 109.7%
(Cost: $70,910,376)		70,917,913

Other Assets, Less Liabilities — (9.7)%.		(6,247,173)

Net Assets — 100.0%		$64,670,740

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$6,730,081	(a)	$—		$(67)	$—	$6,730,014	6,726	$1,304	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—		(10,000	)(a)	—	—	150,000	150	20		—
						$(67)	$—	$6,880,014		$1,324		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$64,037,899	$—	$64,037,899
Money Market Funds	6,880,014	—	—	6,880,014
	$6,880,014	$64,037,899	$—	$70,917,913